Close-down, restoration and environmental provisions - Summary of provisions, including post-retirement benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [Line Items]
Provisions, beginning balance	$ 1,558	$ 1,658
Adjustment on currency translation	(83)	32
Charged/(credited) to profit:
– increases to existing and new provisions	199	78
– unused amounts reversed	(12)	(26)
Utilised in year	(133)	(277)
Newly consolidated operation	61	0
Transfers and other movements	21	(9)
Provisions, ending balance	1,456	1,558	$ 1,658
Balance sheet analysis:
Current	359	361
Non-current	1,097	1,197
Total	1,456	1,558	1,658
Change in closure estimates (non-operating and fully impaired sites)	86	1,272	180
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Provisions, beginning balance	17,150	15,759
Adjustment on currency translation	(1,128)	241
Adjustments to mining properties/right-of-use assets:
- increases to existing and new provisions	851	629
– change in discount rate	(787)	(921)
Charged/(credited) to profit:
– increases to existing and new provisions	435	1,654
– change in discount rate	(235)	(168)
– unused amounts reversed	(88)	(195)
– exchange losses/(gains) on provisions	26	(16)
– amortisation of discount	843	955
Utilised in year	(1,142)	(777)
Transfers and other movements	(255)	(11)
Provisions, ending balance	15,731	17,150	15,759
Balance sheet analysis:
Current	1,183	1,523
Non-current	14,548	15,627
Total	15,731	17,150	$ 15,759
Change in closure estimates (non-operating and fully impaired sites)		873
Close down and restoration/ environmental | Diavik Diamond Mines (2012) Inc.
Balance sheet analysis:
Provisions relating to insurance recoveries and other financial assets held	$ 350	$ 366